Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Distribution Information		Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	2/9/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-1

5. Collateral Summary	Collection Period, Begin:	4/1/2012

	Collection Period, End:	4/30/2012

6. Charge-Off and Delinquency Rates	Determination Date:	5/10/2012

	Distribution Date:	5/15/2012

7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

	Telephone:	(866) 710-4623
8. Performance Tests
	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005TAA5	246,000,000.00	0.00	0.31527	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005TAB3	398,000,000.00	100,382,907.07	0.81	32,580,870.31	67,758.46	32,648,628.77	0.00	0.00	67,802,036.76
A-3	02005TAC1	353,000,000.00	353,000,000.00	1.38	0.00	405,950.00	405,950.00	0.00	0.00	353,000,000.00
A-4	02005TAD9	252,550,000.00	252,550,000.00	2.23	0.00	469,322.08	469,322.08	0.00	0.00	252,550,000.00
B	02005TAE7	36,260,000.00	36,260,000.00	2.76	0.00	83,398.00	83,398.00	0.00	0.00	36,260,000.00
C	02005TAF4	37,590,000.00	37,590,000.00	2.96	0.00	92,722.00	92,722.00	0.00	0.00	37,590,000.00
Deal Totals		1,323,400,000.00	779,782,907.07		32,580,870.31	1,119,150.54	33,700,020.85	0.00	0.00	747,202,036.76

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor

A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	252.21835947	81.86148319	0.17024739	82.03173058	0.00000000	170.35687628
A-3	1,000.00000000	0.00000000	1.15000000	1.15000000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.85833332	1.85833332	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.30000000	2.30000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.46666667	2.46666667	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Beginning Aggregate Note Pool Factor:	589.22692086
Ending Aggregate Note Pool Factor:	564.60785610

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31527	0.00	0.00	0.00	0.00
A-2	30/360	100,382,907.07	0.81	67,758.46	67,758.46	0.00	0.00
A-3	30/360	353,000,000.00	1.38	405,950.00	405,950.00	0.00	0.00
A-4	30/360	252,550,000.00	2.23	469,322.08	469,322.08	0.00	0.00
Class A Totals		705,932,907.07		943,030.54	943,030.54	0.00	0.00

B	30/360	36,260,000.00	2.76	83,398.00	83,398.00	0.00	0.00
C	30/360	37,590,000.00	2.96	92,722.00	92,722.00	0.00	0.00
Deal Totals		779,782,907.07		1,119,150.54	1,119,150.54	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

4. Collections and Distributions

Collections
Receipts During the Period	36,743,035.98
Administrative Purchase Payments	36,278.07
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	379,850.10
Other Fees or Expenses Paid	0.00
Total Collections	37,159,164.15

Beginning Reserve Account Balance	6,714,406.33
Total Available Amount	43,873,570.48

Distributions
Total Available Amount	43,873,570.48
Basic Servicing Fee	707,079.85
Aggregate Class A Interest Distributable Amount	943,030.54
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	83,398.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	92,722.00
Third Priority Principal Distributable Amount	2,366,041.84
Reserve Account Deposit	6,714,406.33
Noteholders' Regular Principal Distributable Amount	30,214,828.47
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	2,752,063.45

Supplemental Servicing Fees	31,184.90
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	56,193	43,525	42,676

Deal Totals	Aggregate Receivables Principal Balance	1,342,881,265.30	809,997,735.54	777,416,865.23

	Aggregate Amount Financed	1,420,003,848.96	848,495,816.48	813,711,780.43

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Average
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Remaining
				Maturity	Maturity		Remaining	Remaining	Maturity
							Maturity	Maturity
Deal Totals	3.84000000	3.67611390	3.67287641	64.62	64.73	64.72	59.67	45.61	44.68

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.61%	1.36%	1.69%	1.19%	1.32%	1.22%	1.03%	1.34%	1.30%	1.25%	1.14%	1.17%	1.20%	1.25%	1.45%	1.41%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	831,103,798.46	133,362.52	0.1926%	42,676	32	0.0750%
Preceding	866,651,992.38	139,989.30	0.1938%	43,525	25	0.0574%
Next Preceding	901,673,049.32	155,923.82	0.2075%	44,429	35	0.0788%
Three Month Average			0.1980%			0.0704%

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,420,003,848.96	2,024,960.51	0.1426%	31 - 60 days	168	3,642,561.05
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2011-1 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	29	631,121.75
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	3	71,041.07

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	193	3,329,170.57
				Current Period	30	580,876.92
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	15	124,840.38
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies				Ending Inventory	208	3,785,207.11

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve
				Draws	Releases		Account Balance
Cash Reserve	6,174,406.33	6,714,406.33	0.00	0.00	0.00	6,714,406.33	6,714,406.33

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	19,481,265.30
Current Overcollateralization	30,214,828.47
Overcollateralization Target	30,214,828.47

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2011-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-1 will perform in the future.

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